Differences Between International Financial Reporting Standards	11 Months Ended
Jun. 06, 2011
Differences Between International Financial Reporting Standards

Note 13	Differences Between International Financial Reporting Standards and the United States of America

The financial statements have been prepared in accordance with the International Financial Reporting Standards (”IFRS”), which differ in certain respects with those principles and practices that the Company would have followed had its financial statements been prepared in accordance with accounting principles and practices generally accepted in the United States of America (“US GAAP”).

Derivative Liabilities

Preferred Shares

Under IFRS, the Company’s Class A preferred shares and accrued dividends payable thereon are classified as a financial liability because the Company has the contractual obligation to either deliver a fixed amount or settle the obligation by delivering its own equity instrument. Under U.S. GAAP, effective June 30, 2001, the Company was required to bifurcate the conversion feature of the preferred shares as a derivative liability pursuant to the provisions of ASC Topic 815, “Derivatives and Hedging”. In accordance with these provisions, the Company calculated the fair value of the derivative liability as at June 30, 2001, the effective date of ASC 815, and re-measured its fair value at each subsequent financial statement date with the changes in fair value recorded in the Company’s statement of operations. The discount resulting from bifurcating the derivative liability from the preferred shares was fully accreted by a charge to shareholders’ equity on the initial date of the measurement of the derivative liability. Under U.S. GAAP, for financial statement presentation purposes, the balance of the preferred shares is reflected on the balance as temporary equity because the ability to issue common shares in the event of a preferred share conversion is not within the control the Company. Since the Company has no retained earnings, the dividends would be a charge to additional paid-in capital and not accumulated deficit under U.S. GAAP. The dividend is included in the calculation of earnings (loss) per share.

Stock Options

Under IFRS, the Company records the fair value of its stock option grants as stock-based compensation along with a corresponding increase to additional paid-in capital. Under U.S. GAAP, pursuant to the provisions of ASC 815, the Company is required to classify its outstanding stock options as liabilities; representing the fair value of the obligation should the Company be required to settle the exercise of options in cash for failure to have sufficient authorized common shares to issue. The fair value of the stock options is periodically re-measured at each financial statement date for the duration that the options are outstanding. As a result, the Company has determined the fair value of the options as at December 31, 2010 to be $34,750 (2009 - $2,629).